UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890


13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Galvin
Title:  CFO
Phone:  (203) 254-0091


Signature, Place and Date of Signing:

/s/ Thomas S. Galvin             Southport, CT              February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $336,223
                                         (thousands)



List of Other Included Managers:

No. Form 13F File Number   Name


1.           028-13190     Southport Management Limited Partnership
2.           028-13186     Southport Millennium Fund, L.P.
3.           028-13187     Southport Millennium Fund II, L.P.
4.           028-13188     Southport Millennium Master Fund, Ltd.
5.           028-13189     Southport Millennium Twenty Fund, L.P.

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                                                     FORM 13F INFORMATION TABLE
                                                           December 31, 2009

COLUMN 1                     COLUMN  2      COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6        COLUMN 7         COLUMN 8

                             TITLE                     VALUE    SHRS OR SH/ PUT/ INVESTMENT         OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP     (X$1000)  PRN AMT PRN CALL DISCRETION        MANAGERS   SOLE     SHARED   NONE

ADVENT SOFTWARE INC          COM            007974108   8,376    205,650 SH      SHARED DEFINED       1                 205,650
AGNICO EAGLE MINES LTD       COM            008474108     794     14,700 SH      SHARED DEFINED       1                  14,700
ALCATEL-LUCENT               SPONSORED ADR  013904305      38     11,322 SH      SHARED DEFINED       1                  11,322
AMERICAN EXPRESS CO          COM            025816109     245      6,054 SH      SOLE                NONE      6,054
AMERISOURCEBERGEN CORP       COM            03073E105   3,441    131,990 SH      SHARED DEFINED       1                 131,990
ANADARKO PETE CORP           COM            032511107   4,793     76,790 SH      SHARED DEFINED       1                  76,790
ANNTAYLOR STORES CORP        COM            036115103   1,094     80,200 SH      SHARED DEFINED       1                  80,200
APPLE INC                    COM            037833100   3,406     16,165 SH      SHARED DEFINED       1                  16,165
ARCH CAP GROUP LTD           ORD            G0450A105     806     11,270 SH      SHARED DEFINED       1                  11,270
ARM HLDGS PLC                SPONSORED ADR  042068106     475     55,500 SH      SHARED DEFINED       1                  55,500
AUTOMATIC DATA PROCESSING IN COM            053015103     826     19,300 SH      SHARED DEFINED       1                  19,300
BAXTER INTL INC              COM            071813109  14,683    250,230 SH      SHARED DEFINED       1                 250,230
BEMIS INC                    COM            081437105  16,911    570,350 SH      SHARED DEFINED       1                 570,350
BRISTOL MYERS SQUIBB CO      COM            110122108   8,655    342,789 SH      SOLE                NONE    342,789
CAVIUM NETWORKS INC          COM            14965A101   4,522    189,750 SH      SHARED DEFINED       1                 189,750
CEPHALON INC                 COM            156708109   4,457     71,400 SH      SHARED DEFINED       1                  71,400
CHICOS FAS INC               COM            168615102     169     12,000 SH      SOLE                NONE     12,000
CISCO SYS INC                COM            17275R102   9,593    400,700 SH      SHARED DEFINED       1                 400,700
CLEAN ENERGY FUELS CORP      COM            184499101     484     31,400 SH      SOLE                NONE     31,400
CLINICAL DATA INC NEW        COM            18725U109     792     43,350 SH      SOLE                NONE     43,350
CONOCOPHILLIPS               COM            20825C104  10,634    208,215 SH      SHARED DEFINED       1                 208,215
CONTINENTAL RESOURCES INC    COM            212015101   7,188    167,595 SH      SHARED DEFINED       1                 167,595
CROWN CASTLE INTL CORP       COM            228227104  20,925    535,983 SH      SHARED DEFINED       1                 535,983
DIAMONDS TR                  UNIT SER 1     252787106  14,049    135,000 SH  PUT SHARED DEFINED       1                 135,000
E M C CORP MASS              COM            268648102  11,760    673,130 SH      SHARED DEFINED       1                 673,130
EATON CORP                   COM            278058102     808     12,700 SH      SHARED DEFINED       1                  12,700
EDGAR ONLINE INC             COM            279765101   4,292  2,861,421 SH      SHARED DEFINED       1               2,861,421
EMERSON ELEC CO              COM            291011104     843     19,800 SH      SHARED DEFINED       1                  19,800
EVEREST RE GROUP LTD         COM            G3223R108  16,270    189,890 SH      SHARED DEFINED       1                 189,890
EXPEDITORS INTL WASH INC     COM            302130109     873     25,100 SH      SHARED DEFINED       1                  25,100
EXPRESS SCRIPTS INC          COM            302182100  16,088    186,155 SH      SHARED DEFINED       1                 186,155
GAP INC DEL                  COM            364760108  11,264    537,650 SH      SHARED DEFINED       1                 537,650
GOLDCORP INC NEW             COM            380956409     732     18,600 SH      SHARED DEFINED       1                  18,600
HEWLETT PACKARD CO           COM            428236103   6,198    120,325 SH      SHARED DEFINED       1                 120,325
HMS HLDGS CORP               COM            40425J101   3,190     65,520 SH      SHARED DEFINED       1                  65,520
HONEYWELL INTL INC           COM            438516106     333      8,500 SH      SOLE                NONE      8,500
ISHARES TR INDEX             RUSSELL 2000   464287655  10,896    174,500 SH  PUT SHARED DEFINED       1                 174,500
LIBERTY GLOBAL INC           COM SER A      530555101   8,143    372,000 SH      SHARED DEFINED       1                 372,000
LIONS GATE ENTMNT CORP       COM NEW        535919203     150     25,800 SH      SOLE                NONE     25,800
LULULEMON ATHLETICA INC      COM            550021109   2,331     77,440 SH      SHARED DEFINED       1                  77,440
MEAD JOHNSON NUTRITION CO    COM CL A       582839106     577     13,201 SH      SOLE                NONE     13,201
MICROSOFT CORP               COM            594918104     847     27,800 SH      SHARED DEFINED       1                  27,800
PEPSICO INC                  COM            713448108     803     13,200 SH      SHARED DEFINED       1                  13,200
PROCTER & GAMBLE CO          COM            742718109   3,868     63,800 SH      SHARED DEFINED       1                  63,800
QLOGIC CORP                  COM            747277101   2,342    124,105 SH      SHARED DEFINED       1                 124,105
QUALCOMM INC                 COM            747525103  14,336    309,905 SH      SHARED DEFINED       1                 309,905
RYANAIR HLDGS PLC            SPONSORED  ADR 783513104   8,528    318,105 SH      SHARED DEFINED       1                 318,105
SBA COMMUNICATIONS CORP      COM            78388J106   1,595     46,700 SH      SOLE                NONE     46,700
SHUTTERFLY INC               COM            82568P304   1,110     62,304 SH      SHARED DEFINED       1                  62,304
SOUTHWEST AIRLS CO           COM            844741108     229     20,000 SH      SHARED DEFINED       1                  20,000
SOUTHWESTERN ENERGY CO       COM            845467109   4,149     86,070 SH      SHARED DEFINED       1                  86,070
TERADATA CORP DEL            COM            88076W103   6,798    216,300 SH      SHARED DEFINED       1                 216,300
TERRA INDS INC               COM            880915103   1,940     60,260 SH      SHARED DEFINED       1                  60,260
TEVA PHARMACEUTICAL INDS LTD ADR            881624209  15,413    274,355 SH      SHARED DEFINED       1                 274,355
TJX COS INC NEW              COM            872540109  17,339    474,385 SH      SHARED DEFINED       1                 474,385
VALIDUS HOLDINGS LTD         COM SHS        G9319H102   4,454    165,315 SH      SHARED DEFINED       1                 165,315
WABASH NATL CORP             COM            929566107     222    117,620 SH      SHARED DEFINED       1                 117,620
WALGREEN CO                  COM            931422109  18,015    490,595 SH      SHARED DEFINED       1                 490,595
WESTPORT INNOVATIONS INC     COM NEW        960908309     542     46,800 SH      SHARED DEFINED       1                  46,800
WRIGHT MED GROUP INC         COM            98235T107     911     48,100 SH      SHARED DEFINED       1                  48,100
ZIMMER HLDGS INC             COM            98956P102     680     11,500 SH      SOLE                NONE     11,500

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